OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2 0 1 3	2 0 1 4

Deferred tax liability (1)	$11,325	$12,566
Provision for uncertain tax position	4,985	4,117
Fair value of financial derivatives	2,028	837
Other	817	556
	$19,155	$18,076

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.